Annual Total Returns- JPMorgan Federal Money Market Fund (Agency Shares) [BarChart] - Agency Shares - JPMorgan Federal Money Market Fund - Agency	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	0.01%	0.01%	0.01%	0.01%	0.15%	0.67%	1.62%	1.98%	0.33%